Subsequent events	12 Months Ended
Dec. 31, 2024
Subsequent events
Subsequent events

19. Subsequent events

In first quarter of 2025, the Group has set up several one-year loans in aggregation to RMB304,500,000, which apply weighted average fixed rate at 4.81%.

In the first quarter of 2025, the Group has declared a semi-annual dividend of US$0.25 per ADS (approximately US$0.042 per ordinary share).